Share Capital and Capital Surplus (deficit) and Others - Number of Authorized, Issued and Outstanding Common Shares and the Details of Capital Surplus (Deficit) and Others (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Number of authorized shares	220,000,000		220,000,000
Number of issued shares	80,745,711		80,745,711
Share capital:
Common share	₩ 44,639	₩ 44,639	₩ 44,639
Capital surplus and others:
Paid-in surplus	2,915,887		2,915,887
Treasury shares (note 24)	(1,979,475)		(2,260,626)
Share option (note 26)	1,007		414
Others	(681,094)		(857,912)
Capital Surplus	₩ 256,325		₩ (202,237)